Cash and cash equivalents (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash and cash equivalents	€ 385,777	€ 312,437	€ 290,475	€ 390,250